Note 7 - Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
	March 31,	December 31,
	2025	2024
Medical equipment, cost	$128	$148
Medical equipment subject to operating leases, cost	27	-
Less – accumulated depreciation	(21)	(12)
Equipment, net	$134	$136

	December 31,
	2024	2023
Medical equipment, cost	$148	$-
Less – accumulated depreciation	(12)	-
Equipment, net	$136	$-